Share of Equity Accounted Investments' Profit	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share of Equity Accounted Investments' Profit
11.  Share of Equity Accounted Investments’ Profit

Continuing operations

The Group’s share of joint ventures’ and associates’ profit after tax is equity accounted and is presented as a single line item in the Consolidated Income Statement; it is analysed as follows between the principal Consolidated Income Statement captions:

	Joint Ventures			Associates			Total
	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m
Group share of:
Revenue	634	603	517	615	603	534	1,249	1,206	1,051

EBITDA (as defined)*	70	51	71	68	63	58	138	114	129
Depreciation and amortisation	(24)	(22)	(27)	(35)	(34)	(33)	(59)	(56)	(60)
Operating profit	46	29	44	33	29	25	79	58	69
Profit on disposals	-	-	-	-	3	-	-	3	-
Profit before finance costs	46	29	44	33	32	25	79	61	69
Finance costs (net)	-	1	(1)	(12)	(9)	(9)	(12)	(8)	(10)
Profit before tax	46	30	43	21	23	16	67	53	59
Income tax expense	(5)	(1)	(4)	(2)	(4)	(3)	(7)	(5)	(7)
Profit after tax (i)	41	29	39	19	19	13	60	48	52

An analysis of the profit after tax by operating segment is presented in note 2. The aggregated balance sheet data (analysed between current and non-current
assets and liabilities) in respect of the Group’s investment in joint ventures and associates is presented in note 17.

(i)	Share of profit after tax for 2019 including discontinued operations amounted to € 72 million (2018: € 60 million; 2017: € 65 million).